Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands		Preferred Stock Series A Convertible		Preferred Stock Series B Convertible		Preferred Stock Series C/C-1 Convertible		Common Stock		Additional paid in capital		Accumulated deficit		Total
Balance at Dec. 31, 2022		$ 5,231		$ 13,701		$ 46,217				$ 5,676		$ (105,447)		$ (99,771)
Balance (in Shares) at Dec. 31, 2022		4,350,314		5,293,175		8,220,445		25,689
Issuance of common stock upon exercise of stock options										23				23
Issuance of common stock upon exercise of stock options (in Shares)								155
Stock-based compensation expense										33				33
Net loss												(10,281)		(10,281)
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217				5,732		(115,728)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445		25,844	[1]
Stock-based compensation expense										5				5
Net loss												(2,071)		(2,071)
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217				5,737		(117,799)		(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445		25,844	[1]
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217				5,732		(115,728)		$ (109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445		25,844	[1]
Issuance of common stock upon exercise of stock options (in Shares)
Net loss														$ (6,978)
Balance at Sep. 30, 2024		$ 5,231		$ 13,701		$ 46,217				5,748		(122,706)		(116,958)
Balance (in Shares) at Sep. 30, 2024		4,350,314		5,293,175		8,220,445		25,844	[1]
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217				5,732		(115,728)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445		25,844	[1]
Issuance of common stock upon exercise of stock options
Stock-based compensation expense										21				21
Net loss												(9,230)		(9,230)
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]			5,753	[1]	(124,958)	[1]	(119,205)	[1]
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445		25,844
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217				5,737		(117,799)		(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445		25,844	[1]
Stock-based compensation expense										6				6
Net loss												(2,410)		(2,410)
Balance at Jun. 30, 2024		$ 5,231		$ 13,701		$ 46,217				5,743		(120,209)		(114,466)
Balance (in Shares) at Jun. 30, 2024		4,350,314		5,293,175		8,220,445		25,844	[1]
Stock-based compensation expense										5				5
Net loss												(2,497)		(2,497)
Balance at Sep. 30, 2024		$ 5,231		$ 13,701		$ 46,217				5,748		(122,706)		(116,958)
Balance (in Shares) at Sep. 30, 2024		4,350,314		5,293,175		8,220,445		25,844	[1]
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]			5,753	[1]	(124,958)	[1]	(119,205)	[1]
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445		25,844
Stock-based compensation expense										5				5
Net loss												(2,716)		(2,716)
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217				5,758		(127,674)		(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445		25,844	[1]
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]			5,753	[1]	(124,958)	[1]	$ (119,205)	[1]
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445		25,844
Issuance of common stock upon exercise of stock options (in Shares)
Net loss														$ (27,256)
Balance at Sep. 30, 2025										118,254		(152,214)		(33,960)
Balance (in Shares) at Sep. 30, 2025	[1]							556,416
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217				5,758		(127,674)		(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445		25,844	[1]
Stock-based compensation expense										82				82
Net loss												(2,348)		(2,348)
Balance at Jun. 30, 2025		$ 5,231		$ 13,701		$ 46,217				5,840		(130,022)		(124,182)
Balance (in Shares) at Jun. 30, 2025		4,350,314		5,293,175		8,220,445		25,844	[1]
Stock-based compensation expense										189				189
Conversion of preferred stock into common stock		$ (5,231)		$ (13,701)		$ (46,217)				65,149				65,149
Conversion of preferred stock into common stock (in Shares)		(4,350,314)		(5,293,175)		(8,220,445)		82,377	[1]
Common stock issued to employees										428				428
Common stock issued to employees (in Shares)	[1]							6,363
Conversion of debt to common shares in connection with the merger										46,891				46,891
Conversion of debt to common shares in connection with the merger (in Shares)	[1]							197,099
Issuance of common stock to Northview stockholders as a result of the merger										(12,346)				(12,346)
Issuance of common stock to Northview stockholders as a result of the merger (in Shares)	[1]							86,431
Issuance of inducement shares to related party in connection with the merger										7,254				7,255
Issuance of inducement shares to related party in connection with the merger (in Shares)	[1]							38,691
Issuance in shares in connection with exercise of ELOC										3,537				3,537
Issuance in shares in connection with exercise of ELOC (in Shares)	[1]							107,611
Issuance of warrants in connection with exercise of ELOC Warrants										982				982
Issuance in shares in connection with exercise of ELOC Warrants
Issuance in shares in connection with exercise of ELOC Warrants (in Shares)	[1]							12,000
Issuance of warrants to financial advisor in connection with the merger										330				330
Net loss												(22,192)		(22,192)
Balance at Sep. 30, 2025										$ 118,254		$ (152,214)		$ (33,960)
Balance (in Shares) at Sep. 30, 2025	[1]							556,416

[1]	Retroactively restated for the Reverse Stock Split as described in Note 2 and the reverse recapitalization as described in Note 3.